Segments - Summary of segments banking by line of business (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [line items]
- Net interest income	€ 7,082	€ 7,021
- Net fee and commission income	1,822	1,710
- Additions to loan loss provision	1,189	131	€ 516
Total expenses	6,871	5,691
Result before taxation	11,005	4,484
Taxation	3,180	1,265
Non-controlling interests	80	59
Basic earnings	7,745	3,161
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Total income	(8,594)	(956)
- Operating expenses	0	0
Taxation	(2,456)	(260)
Non-controlling interests	0	0
Basic earnings	(6,139)	(697)
Results IFRS-EU [member]
Disclosure of operating segments [line items]
Total income	9,282	9,219
- Operating expenses	6,871	5,691
Taxation	724	1,005
Non-controlling interests	80	59
Basic earnings	1,606	2,464
Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	7,745	3,161
Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	6,880	6,853
- Net fee and commission income	1,822	1,710
- Total investment and other income	580	656
Total income	9,282	9,219
- Operating expenses	5,682	5,560
- Additions to loan loss provision	1,189	131
Total expenses	6,871	5,691
Result before taxation	2,411	3,528
Taxation	724	1,005
Non-controlling interests	80	59
Basic earnings	1,606	2,464
Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	6,139	697
Retail Netherlands [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	833	754
Retail Netherlands [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	1,489	1,651
- Net fee and commission income	433	368
- Total investment and other income	222	119
Total income	2,144	2,138
- Operating expenses	1,015	1,181
- Additions to loan loss provision	(6)	(65)
Total expenses	1,009	1,116
Result before taxation	1,134	1,022
Taxation	301	267
Basic earnings	833	754
Retail Belgium [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	115	94
Retail Belgium [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	834	894
- Net fee and commission income	258	248
- Total investment and other income	117	99
Total income	1,209	1,241
- Operating expenses	1,022	912
- Additions to loan loss provision	23	194
Total expenses	1,045	1,107
Result before taxation	164	134
Taxation	49	41
Non-controlling interests	0	0
Basic earnings	115	94
Retail Germany [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	338	275
Retail Germany [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	703	734
- Net fee and commission income	249	257
- Total investment and other income	102	45
Total income	1,054	1,036
- Operating expenses	595	604
- Additions to loan loss provision	36	19
Total expenses	631	623
Result before taxation	423	413
Taxation	83	135
Non-controlling interests	2	2
Basic earnings	338	275
Retail Other [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	180	291
Retail Other [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	1,488	1,354
- Net fee and commission income	279	253
- Total investment and other income	(13)	122
Total income	1,755	1,729
- Operating expenses	1,269	1,174
- Additions to loan loss provision	108	102
Total expenses	1,377	1,276
Result before taxation	377	454
Taxation	139	117
Non-controlling interests	59	46
Basic earnings	180	291
Wholesale Banking [Member]
Disclosure of operating segments [line items]
Result before taxation	712	1,558
Wholesale Banking [Member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	6,643	1,889
Wholesale Banking [Member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	2,139	2,044
- Net fee and commission income	605	580
- Total investment and other income	519	267
Total income	3,262	2,891
- Operating expenses	1,524	1,452
- Additions to loan loss provision	1,027	(119)
Total expenses	2,551	1,333
Result before taxation	712	1,558
Taxation	188	355
Non-controlling interests	19	10
Basic earnings	504	1,192
Wholesale Banking [Member] | Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	6,139	697
Corporate Line Banking [member]
Disclosure of operating segments [line items]
Result before taxation	(400)	(53)
Corporate Line Banking [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	(363)	(142)
Corporate Line Banking [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	228	174
- Net fee and commission income	(2)	4
- Total investment and other income	(367)	5
Total income	(141)	184
- Operating expenses	258	237
Total expenses	258	237
Result before taxation	(400)	(53)
Taxation	(37)	89
Non-controlling interests	0	0
Basic earnings	€ (363)	€ (142)